United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, OH 43230
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 247-9780

Date of fiscal year end:   10/31

Date of reporting period:   4/30/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2018

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	3.3%
Northern Institutional Treasury Portfolio, 1.50%*		1,955,535	$1,955,535
TOTAL INVESTMENT COMPANIES (Cost $1,955,535)			1,955,535
REPURCHASE AGREEMENTS	97.0%
Amherst Pierpont Securities LLC, 2.25%, (Agreement dated 4/24/18 to be repurchased at $10,004,375 on 5/1/18. Collateralized by U.S. Government Mortgage-Backed Securities and a U.S. Government Agency, 2.41% - 4.50%, with a value of $10,637,787, due at 10/15/19 - 5/25/48)		10,000,000	10,000,000
BCM High Income Fund, L.P., 2.60%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $17,637,887, due at 4/15/42 - 12/25/42 and cash equivalents of $2,135,473)		18,017,756	18,017,756
JVB Financial Group, LLC, 2.90%, (Agreement dated 4/20/18 to be repurchased at $8,482,925 on 5/23/18. Collateralized by VIC Master Trust Series 2017-V1 Certificates, 4.50%, with a value of $8,995,859, due at 12/1/32 - 3/1/48)		8,462,474	8,462,474
KGS - ALPHA Financial Services LLC, 1.85%, (Agreement dated 4/25/18 to be repurchased at $16,005,756 on 5/2/18. Collateralized by U.S. Government Mortgage-Backed Securities,1.50% - 1.93%, with a value of $16,800,000, due at 8/25/22 - 2/25/25)		16,000,000	16,000,000
Vining-Sparks IBG, L.P., 2.51%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, 5.08% - 5.83%, with a value of $5,439,848, due at 6/15/27 - 1/15/31)		4,902,910	4,902,910
TOTAL REPURCHASE AGREEMENTS (Cost $57,383,140)			57,383,140
TOTAL INVESTMENTS (Cost $59,338,675)	100.3%		59,338,675
NET OTHER ASSETS (LIABILITIES)	(0.3)%		(205,473)
NET ASSETS	100.0%		$59,133,202

*	The rates presented are the rates in effect at April 30, 2018.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	63.0%
1 Mo. London Interbank Offering Rate (LIBOR)	7.1%
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.16%, 0.16% Floor), 1.83%(2)(3)		9/25/22	$3,515,724	$3,518,988
1 Yr. Constant Maturity Treasury Based ARMS	20.7%
Fannie Mae Grantor Trust
4.32%(2)(1)		5/25/42	4,729,280	4,845,833
Fannie Mae Whole Loan
4.10%(2)(1)		8/24/42	1,252,250	1,283,221
3.84%(2)(1)		8/25/42	3,962,472	4,052,001
				10,181,055
12 Mo. London Interbank Offering Rate (LIBOR)	27.5%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.72%, 10.22% Cap), 3.60%(2)(3)		9/1/36	128,293	134,483
(Floating, ICE LIBOR USD 1Y + 1.73%, 11.19% Cap), 3.71%(2)(3)		6/1/37	4,429,816	4,615,766
(Floating, ICE LIBOR USD 1Y + 1.56%, 10.65% Cap), 3.60%(2)(3)		9/1/38	8,512,953	8,821,982
				13,572,231
6 Mo. Certificate of Deposit Based ARMS	1.3%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 12.22% Cap), 2.72%(2)(3)		6/1/21	40,185	40,157
(Floating, ICE LIBOR USD 6M + 1.48%, 10.46% Cap), 3.23%(2)(3)		12/1/24	400,934	411,827
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.85%, 9.74% Cap), 3.76%(2)(3)		1/1/26	177,776	180,539
				632,523
SBA Pool Floaters	6.4%
Small Business Administration Pool
(Variable, Prime Rate U.S. + 0.09%), 4.84%(2)		10/25/38	2,877,966	3,131,408
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $31,156,679)				31,036,205
FIXED RATE MORTGAGE-RELATED SECURITIES	25.3%
30 Yr. Securities	2.4%
Freddie Mac
6.00%		6/16/37	1,130,155	1,197,884
Collateralized Mortgage Obligations	22.9%
Freddie Mac
3.25%		4/25/23	5,000,000	5,034,350
Government National Mortgage Association
1.35%		6/16/37	6,428,207	6,227,930
				11,262,280
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $12,714,023)				12,460,164

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Principal Amount/ Value
INVESTMENT COMPANIES	11.7%
Northern Institutional Treasury Portfolio, 1.50%*		3,284,115	$3,284,115
AAAMCO Ultrashort Financing Fund(4)		250,883	2,508,832
TOTAL INVESTMENT COMPANIES (Cost $5,792,947)			5,792,947
TOTAL INVESTMENTS (Cost $49,663,649)	100.0%		49,289,316
NET OTHER ASSETS (LIABILITIES)	0.0%		12,653
NET ASSETS	100.0%		$49,301,969

*	The rates presented are the rates in effect at April 30, 2018.
(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. The rate presented is the rate in effect at April 30, 2018.
(3)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.
(4)	Affiliated fund, Note E.

See notes to financial statements.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Automobiles & Components	1.2%
General Motors Co.		14,000	$514,360
Banks	3.8%
M&T Bank Corp.		3,500	637,945
PNC Financial Services Group
(The), Inc.		6,500	946,465
			1,584,410
Capital Goods	10.2%
Caterpillar, Inc.		3,500	505,260
Cummins, Inc.		10,000	1,598,600
Eaton Corp. PLC		20,678	1,551,470
Ingersoll-Rand PLC		7,689	645,030
			4,300,360
Consumer Services	5.0%
Carnival Corp.		8,396	529,452
Starbucks Corp.		27,000	1,554,390
			2,083,842
Diversified Financials	3.5%
Discover Financial Services		12,942	922,117
S&P Global, Inc.		3,000	565,800
			1,487,917
Energy	5.1%
EOG Resources, Inc.		1,500	177,255
Valero Energy Corp.		17,757	1,969,784
			2,147,039
Food & Staples Retailing	3.7%
CVS Health Corp.		5,000	349,150
Walgreens Boots Alliance, Inc.		18,000	1,196,100
			1,545,250
Food Beverage & Tobacco	3.4%
PepsiCo, Inc.		14,154	1,428,705
Health Care Equipment & Services	4.5%
UnitedHealth Group, Inc.		8,092	1,912,949
Insurance	7.9%
Aflac, Inc.		35,950	1,638,242
Progressive (The) Corp.		24,000	1,446,960
Prudential Financial, Inc.		2,188	232,628
			3,317,830
Materials	4.0%
LyondellBasell Industries NV		15,753	1,665,565
Media	0.5%
Comcast Corp.		7,000	219,730
Pharmaceuticals & Biotechnology	8.6%
AbbVie, Inc.		15,000	1,448,250
Amgen, Inc.		6,570	1,146,334
Bristol-Myers Squibb Co.		9,700	505,661
Eli Lilly & Co.		6,400	518,848
			3,619,093
Real Estate	2.3%
Simon Property Group, Inc.		6,137	959,459

See notes to financial statements.

LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Retailing	4.4%
Dollar General Corp.		1,000	$96,530
Home Depot (The), Inc.		5,176	956,525
Lowe’s Cos., Inc.		9,576	789,349
			1,842,404
Semiconductors & Semiconductor	3.8%
Broadcom, Inc.		7,000	1,605,940
Software & Services	17.8%
Alphabet, Inc.(a)		1,800	1,833,444
Facebook, Inc.(a)		10,200	1,754,400
Intuit, Inc.		6,250	1,154,937
Mastercard, Inc.		5,000	891,350
Microsoft Corp.		20,000	1,870,400
			7,504,531
Technology Hardware & Equipment	2.4%
Western Digital Corp.		13,000	1,024,270
Utilities	4.8%
American Electric Power Co., Inc.		18,000	1,259,640
Edison International		11,762	770,646
			2,030,286
TOTAL COMMON STOCKS (Cost $33,299,519)			40,793,940

INVESTMENT COMPANIES	3.1%
Northern Institutional Treasury Portfolio, 1.50%*		1,306,105	1,306,105
TOTAL INVESTMENT COMPANIES (Cost $1,306,105)			1,306,105
TOTAL INVESTMENTS (Cost $34,605,624)	100.0%		42,100,045
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(8,529)
NET ASSETS	100.0%		$42,091,516

(a)	Non-income producing security.
*	The rates presented are the rates in effect at April 30, 2018.

See notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES

April 30, 2018 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Assets:
Investments, at cost	$1,955,535	$47,154,817	$34,605,624
Investments, at value	1,955,535	46,780,484	42,100,045
Investments in affiliates, at value (Cost $0, $2,508,832 and $0, respectively)	—	2,508,832	—
Repurchase agreements, cost equals fair value	57,383,140	—	—
Receivable for dividends and interest	56,157	132,683	34,825
Receivable for paydowns on mortgage-backed securities	—	9,324	—
Receivable from Adviser/Distributor	25,780	11,886	2,955
Total Assets	59,420,612	49,443,209	42,137,825
Liabilities:
Income distribution payable	—	61,276	—
Investment advisory fees payable	14,543	19,438	22,551
Distribution fees payable	685	10,799	7,388
Unitary fees payable	22,182	49,727	16,370
Capital shares redeemed payable	250,000	—	—
Total Liabilities	287,410	141,240	46,309
Net Assets	$59,133,202	$49,301,969	$42,091,516
Class I
Net assets	$8,402,034	$49,301,969	$—
Shares of common stock outstanding	840,343	7,170,188	—
Net asset value per share	$10.00	$6.88	$—
Class Y
Net assets	$50,731,168	$—	$—
Shares of common stock outstanding	5,074,335	—	—
Net asset value per share	$10.00	$—	$—
Class AMF
Net assets	$—	$—	$35,818,989
Shares of common stock outstanding	—	—	4,325,511
Net asset value per share	$—	$—	$8.28
Class H
Net assets	$—	$—	$6,272,527
Shares of common stock outstanding	—	—	760,074
Net asset value per share	$—	$—	$8.25
Net Assets
Paid in capital	$59,159,285	$345,379,067	$31,063,090
Accumulated undistributed net investment income (loss)	14,148	(197,381)	(10,730)
Accumulated undistributed net realized gains (losses)	(40,231)	(295,505,384)	3,544,735
Unrealized appreciation (depreciation) on investments	—	(374,333)	7,494,421
Net assets	$59,133,202	$49,301,969	$42,091,516

See notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$604,837	$657,541	$—
Dividend income	5,494	30,208	518,651
Dividend income from investment in affiliates	—	20,451	—
Total investment income	610,331	708,200	518,651
Operating expenses:
Investment advisory	86,888	159,680	147,593
Distribution — Class AMF Shares	—	—	48,877
Distribution — Class I Shares	4,300	88,711	—
Unitary	188,437	243,091	137,589
Total expenses before reductions	279,625	491,482	334,059
Expenses reduced by Investment Adviser	(155,632)	(62,000)	—
Expenses reduced by Distributor	—	(35,484)	(19,551)
Unitary Fee Waiver	(49,588)	—	—
Net expenses	74,405	393,998	314,508
Net investment income	535,926	314,202	204,143
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (loss) from investment transactions	(19,274)	(391,664)	3,544,731
Change in unrealized appreciation (depreciation) on investments	9,980	(668,634)	(2,766,732)
Net realized and unrealized gains (losses) from investment activities	(9,294)	(1,060,298)	777,999
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$526,632	$(746,096)	$982,142

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	AAAMCO Ultrashort Financing Fund
	Six Months Ended April 30, 2018 (Unaudited)	Since Inception to October 31, 2017*
Increase (decrease) in net assets:
Operations:
Net investment income	$535,926	$316,545
Net realized losses from investment transactions	(19,274)	(9,652)
Net increase from payment by affiliates	—	12,500
Change in unrealized appreciation (depreciation) on investments	9,980	(9,980)
Change in net assets resulting from operations	526,632	309,413
Dividends paid to shareholders:
From net investment income:
Class I Stockholders	(75,502)	(40,777)
Class Y Stockholders	(447,275)	(286,074)
Total dividends paid to stockholders	(522,777)	(326,851)
Capital Transactions:
Class I Shares:
Proceeds from sale of shares	1,057,156	9,010,000
Value of shares issued to shareholders in reinvestment of dividends	75,502	40,777
Cost of shares redeemed	(1,780,000)	—
Class Y Shares:
Proceeds from sale of shares	5,000,000	50,010,000
Value of shares issued to shareholders in reinvestment of dividends	447,275	286,075
Cost of shares redeemed	(5,000,000)	—
Change in net assets from capital transactions	(200,067)	59,346,852
Change in net assets	(196,212)	59,329,414
Net Assets:
Beginning of period	59,329,414	—
End of period	$59,133,202	$59,329,414
Accumulated undistributed net investment income	$14,148	$999

*	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$314,202	$568,081
Net realized losses from investment transactions	(391,664)	(572,466)
Change in unrealized depreciation on investments	(668,634)	(578,941)
Change in net assets resulting from operations	(746,096)	(583,326)
Dividends paid to stockholders:
From net investment income	(597,088)	(1,780,575)
Total dividends paid to stockholders	(597,088)	(1,780,575)
Capital Transactions:
Proceeds from sale of shares	—	2,000,059
Value of shares issued to shareholders in reinvestment of dividends	120,895	432,767
Cost of shares redeemed	(36,862,160)	(32,577,526)
Change in net assets from capital transactions	(36,741,265)	(30,144,700)
Change in net assets	(38,084,449)	(32,508,601)
Net Assets:
Beginning of period	87,386,418	119,895,019
End of period	$49,301,969	$87,386,418
Accumulated undistributed net investment income (losses)	$(197,381)	$85,505

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$204,143	$492,669
Net realized gains from investment transactions	3,544,731	9,094,101
Change in unrealized appreciation (depreciation) on investments	(2,766,732)	86,114
Change in net assets resulting from operations	982,142	9,672,884
Dividends paid to shareholders:
From net investment income:
Class AMF Stockholders	(174,631)	(449,507)
Class H Stockholders	(40,241)	(82,031)
From net realized gains:
Class AMF Shares	(7,040,958)	(8,615,460)
Class H Shares	(1,086,385)	(1,243,999)
Total dividends paid to stockholders	(8,342,215)	(10,390,997)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	194,658	815,172
Value of shares issued to shareholders in reinvestment of dividends	6,435,182	8,349,483
Cost of shares redeemed	(4,558,116)	(5,056,728)
Class H Shares:
Proceeds from sale of shares	1,143,223	1,446,466
Value of shares issued to shareholders in reinvestment of dividends	21,963	23,809
Cost of shares redeemed	(84,886)	(541,444)
Change in net assets from capital transactions	3,152,024	5,036,758
Change in net assets	(4,208,049)	4,318,645
Net Assets:
Beginning of period	46,299,565	41,980,920
End of period	$42,091,516	$46,299,565
Accumulated undistributed net investment loss	$(10,730)	$(1)

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017*
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.0900		0.0533
Net realized and unrealized gains (losses) from investments	(0.0026)		0.0018	(a)
Total from investment operations	0.0874		0.0551
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0874)		(0.0551)
Change in net asset value	—		—
Net asset value, end of period	$10.00		$10.00
Total return	0.88	%(b)	0.55	%(b)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$8,402		$9,049
Ratio of net expenses to average net assets	0.30	%(c)	0.34	%(c)
Ratio of net investment income to average net assets	1.80	%(c)	1.32	%(c)
Ratio of gross expenses to average net assets	1.05	%(c)	1.05	%(c)
Portfolio turnover rate	549	%(b)	389	%(b)

*	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS Y SHARES
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017*
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.0921		0.0553
Net realized and unrealized gains (losses) from investments	(0.0022)		0.0018	(a)
Total from investment operations	0.0899		0.0571
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0899)		(0.0571)
Change in net asset value	—		—
Net asset value, end of period	$10.00		$10.00
Total return	0.90	%(b)	0.57	%(b),(c)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$50,731		$50,281
Ratio of net expenses to average net assets	0.25	%(d)	0.29	%(d)
Ratio of net investment income to average net assets	1.86	%(d)	1.37	%(d)
Ratio of gross expenses to average net assets	0.95	%(d)	0.96	%(d)
Portfolio turnover rate	549	%(b)	389	%(b)

*	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b)	Not annualized for periods less than one year.

(c)	During the period ended October 31, 2017, the AAAMCO Ultrashort Financing Fund received monies from the Adviser. If these monies were not received, the return for the period would have been 0.47%.

(d)	Annualized for periods less than one year.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.00		$7.16	$7.29	$7.36	$7.37	$7.36
Income (loss) from investment operations:
Net investment income	0.0236		0.0205	0.0439	0.0575	0.0722	0.0626
Net realized and unrealized gains (losses) from investments	(0.0856)		(0.0636)	(0.0603)	(0.0339)	0.0225	0.0725
Total from investment operations	(0.0620)		(0.0431)	(0.0164)	0.0236	0.0947	0.1351
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0580)		(0.1169)	(0.1136)	(0.0936)	(0.1047)	(0.1251)
Change in net asset value	(0.12)		(0.16)	(0.13)	(0.07)	(0.01)	0.01
Net asset value, end of period	$6.88		$7.00	$7.16	$7.29	$7.36	$7.37
Total return	(0.89	)%(a)	(0.61)%	(0.22)%	0.32%	1.30%	1.86%*
Ratios/Supplemental data:
Net assets, end of period (000’s)	$49,302		$87,386	$119,895	$174,378	$197,512	$274,862
Ratio of net expenses to average net assets	1.11	%(b)	1.03%	0.96%	0.92%	0.80%	0.79%
Ratio of net investment income to average net assets	0.89	%(b)	0.53%	0.75%	0.85%	1.08%	0.99%
Ratio of gross expenses to average net assets**	1.39	%(b)	1.30%	1.22%	1.18%	1.09%	1.12%
Portfolio turnover rate	31	%(a)	26%	26%	22%	3%	30%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
*	During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the 2013 return would have been (0.20)%.
**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.84		$10.34	$10.43	$11.37	$11.10	$9.41
Income (loss) from investment operations:
Net investment income	0.04		0.11	0.12	0.13	0.13	0.11
Net realized and unrealized gains (losses) from investments	0.18		2.02	0.57	(0.20)	1.03	2.02
Total from investment operations	0.22		2.13	0.69	(0.07)	1.16	2.13
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.04)		(0.11)	(0.12)	(0.14)	(0.14)	(0.12)
From net realized gains	(1.74)		(2.52)	(0.66)	(0.73)	(0.75)	(0.32)
Total distributions	(1.78)		(2.63)	(0.78)	(0.87)	(0.89)	(0.44)
Change in net asset value	(1.56)		(0.50)	(0.09)	(0.94)	0.27	1.69
Net asset value, end of period	$8.28		$9.84	$10.34	$10.43	$11.37	$11.10
Total return	1.91	%(a)	24.63%	7.06%	(0.87)%	10.90%	23.55%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$35,819		$40,104	$36,668	$39,017	$54,780	$89,562
Ratio of net expenses to average net assets	1.41	%(b)	1.40%	1.32%	1.28%	1.24%	1.22%
Ratio of net investment income to average net assets	0.88	%(b)	1.09%	1.18%	1.22%	1.13%	1.11%
Ratio of gross expenses to average net assets**	1.51	%(b)	1.50%	1.42%	1.38%	1.34%	1.32%
Portfolio turnover rate	14	%(a)	112%	76%	9%	7%	5%

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.82		$10.34	$10.43	$11.36	$11.10	$9.41
Income (loss) from investment operations:
Net investment income	0.06		0.12	0.15	0.14	0.13	0.13
Net realized and unrealized gains (losses) from investments	0.17		2.02	0.56	(0.19)	1.04	2.01
Total from investment operations	0.23		2.14	0.71	(0.05)	1.17	2.14
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.14)	(0.14)	(0.15)	(0.16)	(0.13)
From net realized gains	(1.74)		(2.52)	(0.66)	(0.73)	(0.75)	(0.32)
Total distributions	(1.80)		(2.66)	(0.80)	(0.88)	(0.91)	(0.45)
Change in net asset value	(1.57)		(0.52)	(0.09)	(0.93)	0.26	1.69
Net asset value, end of period	$8.25		$9.82	$10.34	$10.43	$11.36	$11.10
Total return	2.00	%(a)	24.76%	7.23%	(0.62)%	10.99%	23.74%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$6,273		$6,196	$5,313	$6,560	$6,864	$5,755
Ratio of net expenses to average net assets	1.26	%(b)	1.25%	1.16%	1.13%	1.09%	1.07%
Ratio of net investment income to average net assets	1.01	%(b)	1.24%	1.38%	1.33%	1.15%	1.24%
Ratio of gross expenses to average net assets	1.26	%(b)	1.25%	1.16%	1.13%	1.09%	1.07%
Portfolio turnover rate	14	%(a)	112%	76%	9%	7%	5%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2018, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultrashort Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Portfolio	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Investment Companies	$1,955,535	$—	$—	$1,955,535
Repurchase Agreements	—	57,383,140	—	57,383,140
Total Investments	1,955,535	57,383,140	—	59,338,675
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	31,036,205	—	31,036,205
Fixed Rate Mortgage-Related Securities	—	12,460,164	—	12,460,164
Investment Companies	5,792,947	—	—	5,792,947
Total Investments	5,792,947	43,496,369	—	49,289,316
Large Cap Equity Fund
Common Stocks	40,793,940	—	—	40,793,940
Investment Companies	1,306,105	—	—	1,306,105
Total Investments	42,100,045	—	—	42,100,045

As of April 30, 2018, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2018, based on levels assigned to securities as of October 31, 2017.

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian to take possession of all collateral for repurchase agreements. The Fund’s require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of April 30, 2018.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty.

In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of April 30, 2018, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

			Gross Amounts Not
			Offset in the Statements
		Gross Amounts of Assets	of Assets and Liabilities
		Presented In Statements	Financial	Net
Fund Name	Counterparty	of Assets and Liabilities	Instruments	Amount
AAAMCO Ultrashort Financing Fund	BCM High Income Fund, LP	$18,017,756	$(18,017,756)	$—
	Kgs Alpha	16,000,000	(16,000,000)	—
	Amherst Pierpont Securities LLC	10,000,000	(10,000,000)	—
	JVB Financial Group, LLC	8,462,474	(8,462,474)	—
	Vining-Sparks IBG, L.P.	4,902,910	(4,902,910)	—
	Total	$57,383,140	$(57,383,140)	$—

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, a Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of April 30, 2018.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund may engage in TBA transactions to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At April 30, 2018, there were no mortgage-backed TBA positions held in the Ultra Short Mortgage Fund.

DIVIDENDS TO SHAREHOLDERS

AAAMCO Ultrashort Financing Fund and Ultra Short Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Pay-down gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

Austin Atlantic Asset Management Company “AAAMCO” serves the Funds as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. “AAI”. AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. “AACI”, also a wholly-owned subsidiary of AAI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the AAAMCO Ultrashort Financing Fund is 0.30% of average daily net assets. The Adviser voluntarily waived $14,633 of the investment advisory fee for the period ended April 30, 2018. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through February 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The Adviser can terminate this agreement with 60 days notice before renewal. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will also terminate automatically upon termination of the investment advisory agreement. For the period ended April 30, 2018, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Fund in the amount of $140,999.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the AAAMCO Ultrashort Financing Fund had the following amounts (and year of expiration, subject to repayment to the Adviser:

Year Waived	Year Repayment Expires	Balance
2017	2020	$111,499
2018	2021	$140,999

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.29% of average daily net assets for the period ended April 30, 2018.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Ultra Short Mortgage Fund invests in the AAAMCO Ultrashort Financing Fund. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying AAAMCO Ultrashort Financing Fund on the Ultra Short Mortgage Fund’s investment in the AAAMCO Ultrashort Financing Fund. This fee waiver is accrued daily and settled monthly. During the period ended April 30, 2018, the Ultra Short Mortgage Fund reduced investment advisory fees for this contractual fee waiver by $5,224.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the AAAMCO Ultrashort Financing Fund Class I Shares is up to 0.10% of average daily net assets. The AAAMCO Ultrashort Financing Fund Class Y Shares do not have a distribution fee.

The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2018.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2018. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the period ended April 30, 2018.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Funds either directly or through working with the Funds’ service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti- Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Fund not specifically assumed by the Trust, unless the Trust and the Funds’ Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust or the Funds; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust or the Funds. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust or the Funds. For Services under the Agreement and expenses assumed by Foreside, the Ultra Short Mortgage Fund and the Large Cap Equity Funds pay Foreside an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $755,000 for these Funds. The AAAMCO Ultrashort Financing Fund pays Foreside an annual fee of 0.08% of average daily net assets on the first $500 million, 0.06% of average daily net assets on the next $500 million and 0.04% of average daily net assets over $1 billion; subject to an aggregate minimum annual fee of $380,000. With respect to the AAAMCO Ultrashort Financing Fund, Foreside has voluntarily agreed to waive $100,000 for a period of one year or until such time as the Fund’s net assets reach $175 million, whichever comes sooner.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

C. Transactions in shares of the Funds for the period ended April 30, 2018, and year ended October 31, 2017, were as follows:

	AAAMCO
	Ultrashort
	Financing Fund
	Period Ended	Period Ended
	April 30, 2017	October 31, 2017*
Share transactions Class I:
Sale of shares	105,715	901,000
Shares issued to stockholders in reinvestment of dividends	7,550	4,078
Shares redeemed	(178,000)	—
Net increase (decrease)	(64,735)	905,078
Shares Outstanding
Beginning of period	905,078	—
End of period	840,343	905,078
Share transactions Class Y:
Sale of shares	500,000	5,001,000
Shares issued to stockholders in reinvestment of dividends	44,728	28,607
Shares redeemed	(500,000)	—
Net Increase	44,728	5,029,607
Shares Outstanding
Beginning of period	5,029,607	—
End of period	5,074,335	5,029,607

* For the period from June 6, 2017, commencement of operations, to October 31, 2017.

	Ultra Short Mortgage Fund
	Period Ended	Year Ended
	April 30, 2018	October 31, 2017
Share transactions:
Sale of shares	—	280,513
Shares issued to stockholders in reinvestment of dividends	17,434	61,151
Shares redeemed	(5,328,771)	(4,611,108)
Net (decrease)	(5,311,337)	(4,269,444)
Shares Outstanding
Beginning of year	12,481,525	16,750,969
End of year	7,170,188	12,481,525

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

	Large Cap Equity Fund
	Period Ended April 30, 2018	Year Ended October 31, 2017
Share transactions Class AMF:
Sale of shares	21,324	87,663
Shares issued to stockholders in reinvestment of dividends	761,105	971,840
Shares redeemed	(530,944)	(530,253)
Net increase	251,485	529,250
Shares Outstanding
Beginning of Period	4,074,026	3,544,776
End of Period	4,325,511	4,074,026
Share transactions Class H:
Sale of shares	135,575	166,864
Shares issued to stockholders in reinvestment of dividends	2,607	2,776
Shares redeemed	(8,787)	(52,891)
Net Increase	129,395	116,749
Shares Outstanding
Beginning of period	630,679	513,930
End of period	760,074	630,679

D. For the period ended April 30, 2018, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	AAAMCO Ultra Short Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$30,519	$6,129,164
Sales	—	1,530,000	11,450,109

For the period ended April 30, 2018, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	AAAMCO Ultra Short Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$10,998,752	$19,563,461	$—
Sales	18,991,720	50,677,780	—

E. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the period ended April 30, 2018, were as follows:

Amounts in thousands	Affiliate	Value, Beginning of Year	Purchases	Sales Proceeds	Net Change In Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value, End of Year
Ultra Short Mortgage Fund	AAAMCO Ultrashort Financing Fund	$4,013,121	$25,711	$(1,530,000)	$—	$—	$30,208	$2,508,832

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (Unaudited)

F. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal periods ended October 31, 2017 and 2016 for the Ultra Short Mortgage Fund and AAAMCO Ultrashort Financing Fund, were as follows:

2017	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$ 326,851	$ 326,851	$ 326,851
Ultra Short Mortgage Fund	1,836,453	1,836,453	1,836,453

2016	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Ultra Short Mortgage Fund	$ 2,299,318	$ 2,299,318	$ 2,299,318

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2017 and 2016, for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Total Distributions Paid
2017
Large Cap Equity Fund	$ 1,333,244	$ 9,057,753	$ 10,390,997	$ 10,390,997
2016
Large Cap Equity Fund	518,194	2,711,491	3,229,685	3,229,685

At April 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAAMCO Ultrashort Financing Fund	$ 59,338,675	$ —	$ —	$ —
Ultra Short Mortgage Fund	49,664,760	146,453	(521,897)	(375,444)
Large Cap Equity Fund	34,605,624	8,078,357	(583,936)	7,494,421

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
AAAMCO Ultrashort Financing Fund	$999	$—	$999	$—	$(20,957)	$(9,980)	$(29,938)
Ultra Short Mortgage Fund	167,758	—	167,758	(82,252)	(295,112,610)	293,190	(294,733,914)
Large Cap Equity Fund	1,705,469	6,421,878	8,127,347	—	—	10,261,153	18,388,500

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2017, the following Fund had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires
Ultra Short Mortgage Fund	$290,225,068	2018
Ultra Short Mortgage Fund	2,013,187	2019

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carry-forwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the tax year ended October 31, 2017, Ultra Short Mortgage Fund had net capital loss carry-forward amounts that expired of $9,348,253.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
AAAMCO Ultrashort Financing Fund	$20,957	$—
Ultra Short Mortgage Fund	592,762	2,281,593

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At October 31, 2017, the following reclassifications were recorded:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gains (Losses)	Paid in Capital
AAAMCO Ultrashort Financing Fund	$11,305	$(23,805)	$12,500
Ultra Short Mortgage Fund	1,261,520	8,086,733	(9,348,253)
Large Cap Equity Fund	38,869	(966,754)	927,885

G. SUBSEQUENT EVENTS

The Funds have evaluated events from April 30, 2018 through the date that these financial statements were issued. There are no subsequent events to report that would have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2018 (Unaudited)

H. BENEFICIAL SHARE TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Fund	Record Owner	% Ownership
AAAMCO Ultrashort Financing Fund	Peoples Bank	85.8%

I. CONCENTRATION OF OWNERSHIP

A significant portion of the AAAMCO Ultrashort Financing Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

ADDITIONAL INFORMATION
April 30, 2018 (Unaudited)

A. SECURITY ALLOCATION
AAAMCO ULTRA SHORT FINANCING FUND

Percentage of
Security Allocation	Net Assets
Assets:
Repurchase Agreements	97.0%
Investment Companies	3.3
Total	100.3%

ULTRA SHORT MORTGAGE FUND
Percentage of
Security Allocation	Net Assets
Assets:
Adjustable Rate Mortgage-Related Securities	63.0%
Fixed Rate Mortgage-Related Securities	25.3
Investment Companies	11.7
Total	100.0%

LARGE CAP EQUITY FUND
Percentage of
Security Allocation	Net Assets
Assets:
Common Stocks	96.9%
Investment Companies	3.1
Total	100.0%

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/17	4/30/17	11/1/17 – 4/30/18	11/1/17 – 4/30/18
AAAMCO Ultrashort Financing Fund - Class I	$ 1,000.00	$ 1,008.80	$ 1.49	0.30%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,009.00	1.25	0.25%
Ultra Short Mortgage Fund	1,000.00	991.10	5.48	1.11%
Large Cap Equity Fund - Class AMF	1,000.00	1,019.10	7.04	1.41%
Large Cap Equity Fund - Class H	1,000.00	1,020.00	6.30	1.26%
*	Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365)
**	Annualized.

ADDITIONAL INFORMATION (concluded)

April 30, 2018 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/17	4/30/18	11/1/17 – 4/30/18	11/1/17 – 4/30/18
AAAMCO Ultrashort Financing Fund - Class I	$ 1,000.00	$ 1,023.31	$ 1.50	0.30%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,023.55	1.26	0.25%
Ultra Short Mortgage Fund	1,000.00	1,019.29	5.56	1.11%
Large Cap Equtiy Fund - Class AMF	1,000.00	1,017.82	7.03	1.41%
Large Cap Equtiy - Class H	1,000.00	1,018.55	6.30	1.26%
*	Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365)
**	Annualized.

OTHER INFORMATION:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Independent Trustees are compensated for their services to the Funds by Foreside as part of the Management and Administration agreements. Each Trustee receives an annual retainer of $14,000, an in person meeting fee of $4,000 for board meetings and $1,000 for committee meetings. For each telephonic meeting, the attendance fee is $1,000. Collectively, the Independent Trustees were paid $51,000 in fees during the six months ended April 30, 2018. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

DISTRIBUTOR
Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

INVESTMENT ADVISER
Austin Atlantic Asset Management Company
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

GOVERNANCE AND REGULATORY SERVICES
Foreside Management Services, LLC
690 Taylor Road, Suite 210
Gahanna, OH 43230

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF-SAR-0418

Item 2.	Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5.	Audit Committee of Listed Companies.

Not applicable for semi-annual reporting period.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David Bunstine
David Bunstine
President

Date: July 2, 2018

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 2, 2018